UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 61.78%

Agricultural Chemicals - 0.43%
2,450	Potash Corp. of Saskatchewan, Inc.	$ 80,752

Application Software - 0.64%
3,130	Oracle Corp.	119,754

Beverages - 0.26%
647	Crimson Wine Group, Ltd. *	5,720
1,869	Pernod-Ricard S.A.	42,463
		48,183
Cigarettes - 1.37%
6,732	Altria Group, Inc.	258,441

Communications Services, NEC - 1.19%
3,252	DIRECTV *	224,583

Crude Petroleum & Natural Gas - 2.69%
9,450	Chesapeake Energy Corp.	256,473
1,770	Occidental Petroleum Corp.	168,327
1,334	Total S.A.	81,734
		506,534
Electronic Components & Accessories - 0.57%
6,000	Corning, Inc.	106,920

Electronic Computers - 1.20%
402	Apple, Inc.	225,530

Fire, Marine & Casualty Insurance - 5.59%
537	Alleghany Corp. *	214,779
8,770	American International Group, Inc.	447,707
663	Fairfax Financial Holdings, Ltd. *	265,240
2,600	Loews Corp.	125,424
		1,053,150
Functions Related to Depository Banking, NEC - 0.22%
4,644	Banco Santander S.A.	42,121

Gold & Silver Ores - 2.29%
5,850	AngloGold Ashanti, Ltd. ADR	68,562
6,391	Barrick Gold Corp.	112,673
1,375	Goldcorp, Inc.	29,796
1,000	Newmont Mining Corp.	23,030
975	Sibanye Gold, Ltd. ADR	4,690
6,348	Silver Wheaton Corp.	128,166
7,414	Yamana Gold, Inc.	63,909
		430,826
Hospital & Medical Service Plans - 3.75%
4,121	Aetna, Inc.	282,659
2,027	Cigna Corp.	177,322
2,678	WellPoint, Inc.	247,420
		707,401
Household Audio & Video Equipment - 0.44%
4,800	Sony Corp. *	82,992

Insurance Agents, Brokers & Services - 2.07%
1,386	Aon Plc.	116,272
332	Markel Corp. *	192,676
1,790	Willis Group Holdings PLC	80,210
		389,158
Investment Advice - 0.36%
1,542	Legg Mason, Inc.	67,046

Life Insurance - 0.95%
3,324	MetLife, Inc.	179,284

Lumber & Wood Products (No Furniture) - 1.58%
10,491	Leucadia National Corp.	297,315

Malt Beverages - 0.13%
103	Boston Beer, Inc. Class A *	24,904

Men's & Boys' Furnishgins, Work Clothing & Allied Garments - 0.32%
3,840	Perry Ellis International, Inc. *	60,634

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip) - 0.42%
1,352	Joy Global, Inc.	79,078

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.48%
4,988	Cloud Peak Energy, Inc. *	89,784

Mortgage Bankers & Loan Correspondents - 0.31%
1,067	Ocwen Financial Corp. *	59,165

Motor Vehicles & Passenger Car Bodies - 2.29%
10,565	General Motors Co. *	431,792

Oil & Gas Field Services, NEC - 0.42%
1,000	National Oilwell Varco, Inc.	79,530

Oil & Gas Field Services, NEC - 1.49%
3,982	Halliburton Co.	202,087
4,470	Gazprom OAO-Spon ADR *	38,666
638	Lakoil OAO-Spon ADR *	40,271
		281,024
Operators of Nonresidential Buildings - 0.47%
2,300	Brookfield Asset Management, Inc.	89,309

Packaged Foods - 0.45%
1,148	Nestle ADR	84,481

Paper Mills - 0.93%
10,919	Resolute Forest Products, Inc. *	174,922

Petroleum Refining - 4.41%
13,508	BP Plc ADR	656,624
2,460	Conocophilips	173,799
		830,423
Pharmaceutical Preparations - 7.84%
3,000	AstraZeneca Plc ADR	178,110
6,150	Forest Laboratories, Inc. *	369,185
1,784	Johnson & Johnson	163,397
341	Mallinckrodt PLC *	17,821
1,778	Novartis AG	142,916
768	Sanofi	41,188
5,231	Teva Pharmaceutical Industries Ltd.	209,658
3,029	Valeant Pharmaceuticals International, Inc. (Canada) *	355,605
		1,477,880
Primary Smelting & Refining of Nonferrous Metals - 1.22%
14,224	Horsehead Holding Corp. *	230,571

Pumps & Pumping Equipment - 0.36%
1,566	ITT Corp.	67,996

Radio & TV Broadcasting & Communications Equipment - 2.95%
2,452	QUALCOMM, Inc.	182,061
9,524	Vodafone Group Plc ADR	374,388
		556,449
Regional Banks-Europe - 0.21%
1,000	BNP Paribas S.A.	39,200

Retail-Drug Stores & Proprietary Stores - 0.00%
7	Walgreen Co.	402

Retail-Miscellaneous Retail - 0.66%
7,805	Staples, Inc.	124,021

Retail-Variety Stores - 1.35%
4,510	Dollar Tree, Inc. *	254,454

Security Brokers, Dealers & Flotation Companies - 0.69%
4,191	Credit Suisse Group AG	130,089

Services-Business Services, NEC - 0.43%
1,526	Sotheby's	81,183

Services-Detective, Guard & Armored Car Services - 0.44%
1,860	Allegion PLC *	82,193

Services-Misc Health & Allied Services, NEC - 1.38%
4,093	DaVita Healthcare Partners, Inc. *	259,373

Services-Motion Picture & Video Tape Production - 0.55%
2,900	Dreamworks Animation SKG, Inc. *	102,950

Services-Personal Services - 0.33%
1,890	Weight Watchers International, Inc.	62,238

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.00%
2,310	Procter & Gamble Co.	188,057

Specialty Cleaning, Polishing and Sanitation Peparations - 0.91%
1,858	The Clorox Co.	172,348

State Commercial Banks - 0.14%
356	Capital One Financial Corp.	27,273

Surgical & Medical Instruments & Apparatus - 1.42%
3,934	Covidien Plc. (Ireland)	267,905

Telephone Communications (No Radiotelephone) - 0.77%
2,456	Telefonica S.A.	40,131
4,000	Vivendi SA ADR	105,480
		145,611
Wholesale-Chemicals & Allied Products - 0.44%
860	Ashland, Inc.	83,454

Wholesale-Groceries & Related Products - 0.97%
5,070	Sysco Corp.	183,027

TOTAL FOR COMMON STOCK (Cost $9,366,074) - 61.78%		11,641,710

CLOSED-END MUTUAL FUNDS - 13.30%
6,380	BlackRock Credit Allocation Income Trust IV	83,323
16,666	BlackRock MuniAssets Fund, Inc.	192,492
6,445	BlackRock MuniYield Fund, Inc.	82,625
5,300	BlackRock Virginia Municipal Bond Trust	76,320
12,000	Calamos Convertible & High Income Fund	155,160
7,500	Doubleine Opportunistic Credit Fund	167,400
16,084	DSW Municipal Income Trust	192,847
13,362	John Hancock Preferred Income Fund II	239,180
14,823	Nuveen Dividend Advantage Municiple Fund	185,584
15,199	Nuveen Municipal Advantage Fund, Inc.	184,820
6,511	Nuveen Municipal Fund	81,973
15,068	Nuveen Quality Income Municipal Fund, Inc.	184,583
6,000	PIMCO Dynamic Income Fund	174,780
5,700	PIMCO Income Opportunity Fund	161,025
9,685	PIMCO Corporate Opportunity Fund	167,163
22,350	Templeton Global Income Fund, Inc.	177,683

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $2,613,544) - 13.30%		2,506,958

CORPORATE BONDS - 2.92% *
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/2018	56,500
50,000	Clear Channel Communications, Inc., 9.00%, 03/01/2021	50,500
25,000	Clear Channel Communications, Inc. 5.50%, 09/15/2014	25,000
70,000	First Data Corp., 12.625%, 01/15/2021	82,163
77,000	Nuveen Investments, Inc. 5.50% 09/15/2015	77,385
274,000	Sprint Capital Corp. 6.875%, 11/15/2028	258,245

TOTAL FOR CORPORATE BONDS (Cost $552,040) - 2.92%		549,793

EXCHANGE TRADED FUNDS - 5.44%

1,494	iShares MSCI EAFE Value	85,457
13,985	iShares MSCI Japan Index	169,764
2,000	Market Vectors Gold Miners ETF	42,260
8,075	ProShares Short QQQ *	147,369
2,890	SPDR Gold Shares *	335,586
2,000	Utilities Select Sector SPDR	75,940
3,305	WisdomTree Japan Hedged Equity	168,026

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,216,809) - 5.44%		1,024,402

PREFERRED - 5.22%

4,535	Ally Financial, Inc. 8.50% Series A Perpetual	121,765
3,500	BB&T Corp., 5.625%, 12/31/2049	71,225
2,000	Citigroup Capital XIII, 7.875% 10/30/2040	54,500
3,326	First Horizon National Corp. PFD, 6.20%, Perpetual	67,518
2,172	ING Group NV, 7.05%, 12/31/2049	54,713
3,167	JPMorgan Chase Capital XXIX, 6.70%, 04/02/2040	80,188
3,007	Kimco Realty Corp., 6.00%, 12/31/2049	62,756
2,900	Qwest Corp. NT 7.375%, 6/01/2051	67,077
6,234	MetLife, Inc. Series B, 6.500%, Perpetual	155,227
3,272	Public Storage, 5.20%, Perpetual	61,677
2,151	United States Cellular Corp., 6.95%, 5/15/2060	48,720
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	67,710
3,031	Zions Bancorp PFD, Series G, 6.30%, Perpetual	70,524

TOTAL FOR PREFERRED (Cost $1,082,926) - 5.22%		983,600

REAL ESTATE INVESTMENT TRUST - 1.05%
11,911	Annaly Capital Management, Inc.	118,753
1,000	American Tower Corp.	79,820

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $214,197) - 1.05%		198,573

U.S GOVERNMENT AGENCIES & OBLIGATIONS - 1.31% *
70,000	U.S. Treasury Notes, 4.375%, 02/15/2038	76,191
70,000	U.S. Treasury Notes, 4.50%, 02/15/2036	77,886
100,000	U.S. Treasury Notes, 2.00%, 02/15/2023	92,609

TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $256,713) - 1.31%		246,686

SHORT TERM INVESTMENTS - 13.60%
250,000	Huntington Conservative Deposit Account 0.05% ** (Cost $250,000)	250,000
2,313,259	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $2,313,259)	2,313,259

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,563,259) - 13.60%		2,563,259

TOTAL INVESTMENTS (Cost $17,865,562) - 104.62%		19,714,981

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.62%)		(871,090)

NET ASSETS - 100.00%		$ 18,843,891

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
(a) Subject to call option written.

1. SECURITY TRANSACTIONS

At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,865,562 amounted to $1,349,240 which consisted of aggregate gross unrealized appreciation of $2,581,124 and aggregate gross unrealized depreciation of $1,231,884.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,641,710	$0	$0	$11,641,710
Closed End Funds	$2,506,958	$0	$0	$2,506,958
Corporate Bonds	$549,793	$0	$0	$549,793
Exchange Traded Funds	$1,024,402	$0	$0	$1,024,402
Preferred Stocks	$983,600	$0	$0	$983,600
Real Estate Investment Trusts	$198,573	$0	$0	$198,573
US Obligations	$246,686	$0	$0	$246,686
Cash Equivalents	$2,563,259	$0	$0	$2,563,259
Total	$19,714,981	$0	$0	$19,714,981

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Miscellaneous Food Preparations & Kindred Products
1,098	Green Mountain Coffee Roasters, Inc.	82,943

Motor Vehicles & Passenger Car Bodies
265	Tesla Motors, Inc.	39,864

Oil & Gas Field Services, NEC
3,605	Renewable Energy Group, Inc.	41,313
		164,120

EXCHANGE TRADED FUNDS
5,300	iShares Russell 2000 Index	611,408
7,866	iShares MSCI Emerging Markets Index	328,759
5,189	ProShares Ultra QQQ	516,824
957	SPDR S&P 500	176,748
3,435	ProShares Ultra S&P 500	352,294
3,900	Financial Select Sector SPDR	85,254
		2,071,287

TOTAL FOR SECURITIES SOLD SHORT (Cost $1,740,776)		$ 2,235,407

	PSG Tactical Growth Fund
	Schedule of Options Written
	December 31, 2013 (Unaudited)

PUT OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call

1,200	American Tower Corp.
	January 2014 Call @ $74.65	$ 300

	Total (Premiums Received $1,125)	$ 300

Valuation Inputs of Short Sales	Level 1	Level 2	Level 3	Total
Common Stock	$164,120	$0	$0	$164,120
Exchange Traded Funds	$2,071,287	$0	$0	$2,071,287
Options	$300	$0	$0	$300
Total	$2,235,707			$2,235,707

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: February 19, 2014